RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for HSBC Frontier Markets Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 21, 2011 (Accession No. 0000930413-11-006160), which is incorporated herein by reference.